Taxes on Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Domestic	$ (405)	$ (41)	$ (766)
Foreign	80	54	30
Total Income (Loss) before taxes	$ (325)	$ 13	$ (736)